UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1.    Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	September 30, 2012
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stock (99.5%):

Consumer Discretionary (20.0%):
CarMax, Inc.(a)	14,540	$411
CBS Corp., Class B	16,290	592
Comcast Corp., Class A	23,500	841
DIRECTV(a)	8,900	467
General Motors Co.(a)	12,670	288
Johnson Controls, Inc.	15,050	412
Las Vegas Sands Corp.	7,360	341
Lowe’s Cos., Inc.	23,253	703
Starbucks Corp.	12,800	650
Target Corp.	9,476	601
The Walt Disney Co.	8,100	423
Tiffany & Co.	3,470	215
Viacom, Inc.	14,120	757
		6,701
Consumer Staples (11.0%):
Anheuser-Busch InBev NV, Sponsored ADR	7,450	640
Costco Wholesale Corp.	7,320	733
Kraft Foods, Inc., Class A	15,234	630
PepsiCo, Inc.	7,300	517
The Procter & Gamble Co.	16,990	1,178
		3,698
Energy (8.5%):
Anadarko Petroleum Corp.	9,787	684
Apache Corp.	4,880	422
Halliburton Co.	15,690	529
Occidental Petroleum Corp.	5,200	448
Schlumberger Ltd.	10,767	778
		2,861
Financials (12.6%):
CME Group, Inc.	4,330	248
JPMorgan Chase & Co.	20,700	838
MetLife, Inc.	25,048	863
The Goldman Sachs Group, Inc.	5,620	639
U.S. Bancorp	19,100	655
Wells Fargo & Co.	28,800	995
		4,238
Health Care (13.5%):
Express Scripts Holding, Co.(a)	14,850	931
Johnson & Johnson	13,670	942
Medtronic, Inc.	14,910	643
Merck & Co., Inc.	15,200	686
Pfizer, Inc.	53,500	1,329
		4,531
Industrials (11.3%):
ABB Ltd., Sponsored ADR	23,700	443
Boeing Co.	8,300	578
Cummins, Inc.	3,110	287
Danaher Corp.	12,300	678
General Dynamics Corp.	5,210	344
Honeywell International, Inc.	5,500	329
United Parcel Service, Inc., Class B	7,931	568
WW Grainger, Inc.	2,800	583
		3,810
Information Technology (19.3%):
Agilent Technologies, Inc.	6,490	250
Altera Corp.	11,500	391
Apple, Inc.	2,380	1,589
Autodesk, Inc.(a)	8,160	272
Cognizant Technology Solutions Corp., Class A(a)	9,460	661
eBay, Inc.(a)	10,530	510
Google, Inc., Class A(a)	1,070	807
Microsoft Corp.	26,398	786
NetApp, Inc.(a)	12,300	404
TE Connectivity Ltd.	8,900	302
Visa, Inc., Class A	3,900	524
		6,496
Materials (3.3%):
Dow Chemical Co.	9,910	287
Monsanto Co.	4,098	373
Potash Corp. of Saskatchewan, Inc.	10,130	440
		1,100
Total Common Stock (Cost $27,696)		33,435

Investment Companies (0.7%):
Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	236,943	237
Total Investment Companies (Cost $237)		237
Total Investments (Cost $27,933) - 100.2%		33,672
Liabilities in excess of other assets - (0.2%)		(79)
NET ASSETS - 100.0%		$33,593

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 9/30/2012.

ADR - American Depositary Receipt

See notes to schedule of investments.

The Victory Variable Insurance Funds

Notes to Schedule of Portfolio Investments

September 30, 2012 (Unaudited)

1. Federal Tax Information:

At September 30, 2012, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Cost of
	Investments for	Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purposes	Appreciation	Depreciation	Appreciation/(Depreciation)
Diversified Stock Fund	$28,243	$6,047	$(618)	$5,429

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•  Level 1 —  quoted prices in active markets for identical securities

•  Level 2 —  other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•  Level 3 —  significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The Victory Variable Insurance Funds

Notes to Schedule of Portfolio Investments (concluded)

September 30, 2012 (Unaudited)

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended September 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Diversified Stock Fund
Common Stocks	$33,435	$—	$33,435
Investment Companies	—	237	237
Total	$33,435	$237	$33,672

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2.   Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Victory Variable Insurance Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date:	November 19, 2012

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	November 19, 2012